October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust II (BLE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.0%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$2,925	$ 2,945,142
Series A, 5.25%, 05/01/56	2,440	2,542,427
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,580	4,774,062
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	7,465	8,068,832
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,410,748
Series A, 5.00%, 01/01/56	1,720	1,841,285
Series A-1, 5.50%, 01/01/53	1,960	2,124,165
		27,706,661
Arizona — 2.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	204,666
Series A, 5.00%, 07/01/49	210	190,683
Series A, 5.00%, 07/01/54	165	146,806
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,171,721
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,870,231
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	86,293
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,759,435
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	318,226
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	608,349
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	6,177,357
5.00%, 12/01/37	2,000	2,188,451
		14,722,218
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	975	995,148
California — 5.8%
California Community Choice Financing Authority, RB, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	2,035	2,233,714
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	300	289,195
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,656,100
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	848,368
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,503,913
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	2,555	2,044,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	683,943
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,130,070
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,700,027
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	$1,265	$ 1,300,203
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,320	2,495,812
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,440,944
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	5,300	5,321,577
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,060,831
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,397,407
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,183,132
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	835,158
		32,124,394
Colorado — 0.9%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	247,852
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,167,039
Series D, AMT, 5.75%, 11/15/45	1,315	1,419,776
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	648,577
5.50%, 11/01/47	370	389,962
5.25%, 11/01/52	920	949,641
		4,822,847
District of Columbia — 4.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,370	2,348,211
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	8,110	8,364,254
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	2,780	2,952,094
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,315	1,298,122
District of Columbia, TA, 5.13%, 06/01/41	540	540,364
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,331,219
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,234,793
		22,069,057
Florida — 5.4%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	190	165,025
Series A, 5.50%, 06/01/57	100	87,181
Celebration Pointe Community Development District No. 1, SAB(d)(e)
5.00%, 05/01/32	180	144,000
5.00%, 05/01/48	530	424,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,190,399
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(c)	6,275	2,390,360
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	600	612,029

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	$5,085	$ 5,250,269
(AGM), 5.75%, 09/01/54	955	1,026,583
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	115	108,689
AMT, 5.00%, 05/01/29(b)	180	181,790
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/53	7,000	6,613,370
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	465	496,293
Series C, 4.13%, 11/15/51	2,050	1,916,368
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	182,903
5.38%, 05/01/47	185	185,992
6.30%, 05/01/54	475	501,192
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	4,270	4,488,639
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	253,185
4.00%, 05/01/50	260	218,230
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	1,670	1,135,635
		29,572,132
Georgia — 1.4%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	285,402
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	5,000	5,251,860
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,895,678
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	458,478
		7,891,418
Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	810	811,512
Idaho — 1.4%
Idaho Health Facilities Authority, Refunding RB
(AGM-CR), 4.38%, 03/01/53	2,220	2,173,955
4.38%, 03/01/53	895	856,551
Idaho Housing & Finance Association, RB
(GTD), 5.50%, 05/01/52	1,250	1,280,588
Series A, 5.25%, 08/15/48	3,250	3,502,811
		7,813,905
Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	535	517,418
Series A, 6.25%, 12/01/50	2,310	2,414,767
Series C, 5.25%, 12/01/35	945	944,983
Series D, 5.00%, 12/01/46	3,605	3,271,107
Series H, 5.00%, 12/01/36	645	641,502
Chicago Board of Education, Refunding GO
Series B, 12/01/43(f)	1,100	1,146,655
Series D, 5.00%, 12/01/27	1,600	1,619,559
Series G, 5.00%, 12/01/34	710	710,018
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.00%, 01/01/48	1,000	1,003,291
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	$3,920	$ 3,577,376
Series C, 4.00%, 02/15/27(g)	45	45,786
Series C, 4.00%, 02/15/41	5	4,869
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	2,780	2,980,693
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,660	1,805,116
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,745	2,732,923
Series A, 5.50%, 06/15/53	280	280,063
Metropolitan Pier & Exposition Authority, RB, CAB(c)
(BAM-TCRS), 0.00%, 12/15/56	2,165	481,276
Series A, 0.00%, 12/15/56	3,020	641,451
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,452,726
Series B, (AGM), 0.00%, 06/15/44(c)	8,680	3,720,392
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,115	1,173,620
Series D, 5.00%, 11/01/28	505	524,799
		31,690,390
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,440	1,553,579
Series C, 5.25%, 10/01/47	495	532,590
		2,086,169
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	394,151
Kentucky — 2.1%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,085	6,253,659
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(h)	1,655	1,876,480
University of Kentucky, RB, Class A, 5.00%, 04/01/55	3,605	3,717,191
		11,847,330
Louisiana — 1.0%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,705	2,702,136
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	1,370	1,446,729
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	1,485	1,508,536
		5,657,401
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	135,826
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,556,828
		1,692,654
Massachusetts — 3.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,875	1,948,797
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,810	1,895,130
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,700	3,599,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB
(AGM), 5.50%, 07/01/50	$4,770	$ 5,158,423
(AGM-CR), 5.50%, 07/01/55	2,860	3,090,333
(AGM), 5.50%, 07/01/55	2,545	2,768,712
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	603,617
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,244,229
		20,308,981
Michigan — 0.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,012
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	870	911,682
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	510,304
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,681,821
		3,108,819
Minnesota — 1.8%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,308,317
Series A, 5.25%, 02/15/58	3,050	3,067,733
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	1,645	1,744,428
		10,120,478
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,209,493
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.25%, 04/01/55	4,380	4,141,499
Series C, 4.00%, 11/15/49	3,455	3,085,166
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,710	1,719,285
Class B, AMT, (AGM), 5.00%, 03/01/55	1,725	1,729,447
		10,675,397
Nevada — 0.6%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	3,145	3,370,629
New Hampshire — 1.4%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	826	822,703
Series A, Sustainability Bonds, 5.50%, 06/01/55	3,215	3,382,081
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,245	1,299,730
Series 2025, Subordinate, 5.15%, 09/28/37	1,950	1,972,470
		7,476,984
New Jersey — 8.7%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(g)	1,375	1,477,304
5.00%, 06/15/43	2,335	2,403,369
Series EEE, 5.00%, 06/15/48	6,405	6,522,867
AMT, (AGM), 5.00%, 01/01/31	530	530,999
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$1,500	$ 1,501,342
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,316	3,428,187
5.75%, 04/01/31	705	709,131
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,590,127
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,588,319
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	690	707,644
Sub-Series C, AMT, 3.63%, 12/01/49	665	513,032
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(g)	1,740	1,869,462
Series AA, 5.00%, 06/15/45	415	415,125
Series AA, 4.00%, 06/15/50	1,730	1,578,343
Series BB, 5.00%, 06/15/46	3,465	3,637,947
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,497,521
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,430	2,613,072
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	272,037
Series A, 5.25%, 06/01/46	3,835	3,844,713
Sub-Series B, 5.00%, 06/01/46	2,600	2,531,459
		48,232,000
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	97,113
New York — 14.9%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	509,684
City of New York, GO, Series G-1, 5.25%, 02/01/53	445	474,205
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	66,443
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	6,795	6,816,787
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	584,682
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,601,211
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,075	1,151,029
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	825	803,604
Series DD, 4.13%, 06/15/47	7,920	7,695,386
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,100,650
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,321,982
Series E, Subordinate, 5.00%, 11/01/53	1,615	1,679,982
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,045	2,930,025
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,175	1,175,216
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	932,810

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series A, Sustainability Bonds, 3.00%, 11/15/51	$1,040	$ 751,519
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	4,800	4,998,838
Series A, 4.00%, 03/15/44	1,200	1,154,514
Series A, 4.00%, 03/15/47	2,910	2,740,570
Series A, 4.00%, 03/15/54	2,940	2,718,020
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,102,546
AMT, 5.00%, 12/01/40	2,250	2,336,973
Series A, AMT, 5.00%, 07/01/46	1,600	1,593,021
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,310	2,496,888
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,998,000
AMT, 4.00%, 10/31/46	425	379,578
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,380	4,458,760
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,525	2,577,951
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	3,430	3,531,827
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	348,744
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,125,117
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,450,565
Series A, 5.25%, 05/15/52	900	950,424
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	2,590	2,384,233
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,196,941
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	155,078
		82,293,803
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	1,930	2,045,487
North Dakota — 0.9%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,041,018
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,985	4,038,248
		5,079,266
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	792,168
Series B-2, Class 2, 5.00%, 06/01/55	3,000	2,514,118
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,330	2,465,022
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	438,201
		6,209,509
Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,646,404
Security	Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	$1,435	$ 1,434,729
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	1,095	1,262,752
		4,343,885
Oregon(c) — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB
Series A, (GTD), 0.00%, 06/15/27(g)	155	90,691
Series A, (GTD), 0.00%, 06/15/38	1,290	732,683
		823,374
Pennsylvania — 5.1%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	564,256
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	5,165	5,526,403
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	390,535
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	205,078
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	1,405	1,464,856
AMT, 5.25%, 06/30/53	2,330	2,360,027
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	480,278
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	1,565	1,701,236
Series B-1, (AGM), 4.25%, 11/01/51	4,635	4,281,963
Series B-1, (AGM), 5.00%, 11/01/51	1,075	1,110,856
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,539,588
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,933,163
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	440	455,160
Series A, 4.00%, 07/01/49	3,000	2,792,656
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	2,420	2,567,539
		28,373,594
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,769,943
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,475	3,285,619
Series A-1, Restructured, 5.00%, 07/01/58	14,276	13,865,432
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,061,931
Series B-2, Restructured, 4.78%, 07/01/58	159	149,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,943	2,416,390
		24,548,838
South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	335	277,728
Series A, 5.50%, 11/01/48	1,545	1,654,628
Series A, 5.50%, 11/01/49	4,200	4,487,259
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.50%, 11/01/50	$330	$ 351,763
South Carolina Public Service Authority, Refunding RB
Series A, (AGM), 5.00%, 12/01/55	1,110	1,158,409
Series B, 5.00%, 12/01/51	675	688,938
		8,618,725
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	445	371,675
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,415	1,507,308
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,394,075
		5,273,058
Texas — 11.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	965	482,500
7.88%, 11/01/62	815	489,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	3,450	3,231,909
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,420	1,497,333
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	2,550	2,362,787
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	414,731
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	200	219,849
Series B, AMT, 5.50%, 07/15/37	520	568,072
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,855	3,045,881
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	485	485,003
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	3,085	3,304,076
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	470	508,904
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,065	1,021,833
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	2,595	2,505,866
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	1,375	1,288,247
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,215	2,080,918
Series A, 1st Lien, 4.00%, 08/15/54	1,580	1,453,910
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	882,632
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AG NPFGC), 0.00%, 11/15/38(c)	4,750	2,364,053
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	2,515	2,381,309
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	10,540	6,052,190
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	3,365	3,692,590
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB (continued)
Series A, 5.00%, 08/15/50(b)	$180	$ 153,053
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(g)	640	343,379
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,340	2,179,500
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,550	1,655,921
Port Authority of Houston of Harris County Texas, ARB, 5.00%, 10/01/51	1,505	1,551,077
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	1,280	1,319,334
Tarrant Regional Water District, RB, 4.25%, 09/01/55	1,405	1,350,551
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	84,249
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,732,431
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,690	4,301,923
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/40	500	251,761
0.00%, 08/01/41	2,000	949,131
0.00%, 08/01/42	2,345	1,051,860
Texas Water Development Board, RB, 4.45%, 10/15/36	675	723,964
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	1,710	1,636,845
		61,618,572
Utah — 1.5%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	305	308,091
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	1,790	1,813,048
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,455	1,567,316
Series B, 2nd Lien, (AGM), 5.50%, 06/01/50	3,450	3,745,278
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	515	554,339
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	100	96,472
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	130,989
		8,215,533
Virginia — 1.4%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	416	415,460
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	997	879,670
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,485	1,546,037
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	846,385
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,329,844
Series G, 5.05%, 11/01/47	1,825	1,871,273
		7,888,669

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 0.5%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	$435	$ 461,975
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	2,011,988
		2,473,963
West Virginia — 0.1%
City of Martinsburg West Virginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	562,732
Wisconsin — 3.2%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	102,976
Series A-1, 4.50%, 01/01/35(b)	190	186,043
AMT, 6.50%, 12/31/65	5,110	5,612,253
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,658,246
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,484,891
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	110,524
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,865,219
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	737,711
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	2,075	2,083,000
		17,840,863
Total Municipal Bonds — 103.8% (Cost: $560,526,821)		572,707,152
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 3.8%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,571,584
Series C-1, 5.25%, 02/01/53	6,702	7,144,792
		20,716,376
California — 2.0%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	10,000	10,796,026
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,109,151
District of Columbia — 6.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	10,360	11,194,949
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	11,620	12,296,260
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,280	10,087,784
		33,578,993
Florida — 5.9%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	6,910	7,236,538
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	$6,150	$ 6,455,879
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	10,380	10,912,384
Tender Opt Bd Tr Rcpts, 5.25%, 10/01/55	7,420	7,911,708
		32,516,509
Michigan — 2.4%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,333,126
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	6,920	6,861,341
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,526,856
New Jersey — 1.0%
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,395	5,781,576
New York — 13.6%
City of New York, GO, Series B, 5.25%, 10/01/47	6,560	6,913,557
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	5,540	5,592,577
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 5.25%, 05/01/48	9,510	10,089,113
Series C-1, Subordinate, 5.00%, 05/01/50	4,736	4,941,324
Series H-1, Subordinate, 5.00%, 11/01/50	3,060	3,198,340
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(j)	10,370	10,926,473
Series A, 5.00%, 03/15/53(j)	6,971	7,276,738
Series E, 5.00%, 03/15/46	8,820	9,038,850
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,533,408
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(j)	8,640	8,904,024
Triborough Bridge & Tunnel Authority, RB, Series A, 5.50%, 11/15/57	5,339	5,713,221
		75,127,625
Oregon — 2.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,628	12,378,366
Pennsylvania — 4.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,191	11,049,162
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,658,733
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	6,750	6,798,171
		26,506,066
South Carolina — 1.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,842	5,266,411
Texas — 8.7%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	11,740	12,478,014
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	$14,377	$ 15,338,174
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	6,702	7,189,818
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	5,198	5,412,143
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55	7,180	7,708,006
		48,126,155
Utah — 1.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(j)	9,063	9,570,671
Washington — 3.4%
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	6,240	6,571,811
Series C, AMT, 5.00%, 08/01/46	12,100	12,368,618
		18,940,429
Wisconsin — 1.1%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,637,911
Series A, 4.45%, 05/01/57	3,322	3,297,389
		5,935,300
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 61.4% (Cost: $330,513,816)		339,070,977
Total Long-Term Investments — 165.2% (Cost: $891,040,637)		911,778,129

	Shares
Short-Term Securities
	Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	1,488,704	1,488,853
	Total Short-Term Securities — 0.3% (Cost: $1,488,853)	1,488,853
	Total Investments — 165.5% (Cost: $892,529,490)	913,266,982
	Other Assets Less Liabilities — 3.3%	18,511,201
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.3)%	(205,770,634)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.5)%	(174,100,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 551,907,549

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2031 to October 1, 2042, is $48,163,478.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ —	$ 1,488,853 (a)	$ —	$ —	$ —	$ 1,488,853	1,488,704	$ 430	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 572,707,152	$ —	$ 572,707,152
Municipal Bonds Transferred to Tender Option Bond Trusts	—	339,070,977	—	339,070,977
Short-Term Securities
Money Market Funds	1,488,853	—	—	1,488,853
	$1,488,853	$911,778,129	$—	$913,266,982
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(204,802,207)	$—	$(204,802,207)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$—	$(378,902,207)	$—	$(378,902,207)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
TA	Tax Allocation